Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 22, 2020
Retail | Vanguard FTSE Social Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell Admiral Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index, which is market-capitalization weighted, is composed of large- and mid-cap stocks of companies that are screened for certain environmental, social, and corporate governance (ESG) criteria by the Index sponsor, which is independent of Vanguard. The FTSE4Good US Select Index excludes stocks of companies that FTSE Group (FTSE) determines engage in the following activities: (i) produce adult entertainment; (ii) produce alcoholic beverages; (iii) produce tobacco products; (iv) produce (or produce specific and critical parts or services for) nuclear weapon systems, chemical or biological weapons, cluster munitions, and anti-personnel mines; (v) produce other weapons for military use; (vi) produce firearms or ammunition for non-military use; (vii) own proved or probable reserves in coal, oil, or gas, or any company that FTSE determines has a primary business activity in: (a) the exploration and drilling for, as well as producing, refining, and supplying, oil and gas products, (b) the supply of equipment and services to oil fields and offshore platforms, (c) the operations of pipelines carrying oil, gas, or other forms of fuel, (d) integrated oil and gas companies that provide a combination of services listed in (a)-(c) above, including the refining and marketing of oil and gas products, or (e) the exploration for or mining of coal; (viii) provide gambling services; and (ix) generate revenues from nuclear power production. The Index methodology also excludes the stocks of companies that, as FTSE determines, do not meet the labor, human rights, environmental, and anti-corruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria. The components of the Index are likely to change over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.For additional details regarding the Index methodology, please see the Methodology section of FTSE’s website for the FTSE4Good Index Series.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short or long periods of time.You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:• Stock market risk , which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, large- and mid-cap stocks, such as those held by the Fund, each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.• ESG investing risk , which is the chance that the stocks screened by the index sponsor for ESG criteria generally will underperform the stock market as a whole or that the particular stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened for ESG criteria. There are significant differences in interpretations of what it means for a company to meet ESG criteria. The index provider’s assessment of a company, based on the company’s level of involvement in a particular industry or the index provider’s own ESG criteria, may differ from that of other funds or of the advisor’s or an investor’s assessment of such company. As a result, the companies deemed eligible by the index provider may not reflect the beliefs and values of any particular investor and may not exhibit positive or favorable ESG characteristics. The index provider is dependent on the availability of timely and accurate ESG data being reported by companies in the index to evaluate their ESG criteria. Additionally, the FTSE4Good US Select Index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund’s Admiral Shares have not been in operation long enough to report a full calendar-year returns. The information presented in the bar chart and table reflects the performance of the Fund’s Institutional Shares, which are offered through a separate prospectus. Performance of the Fund’s Admiral Shares would be substantially similar to that of the Institutional Shares because both share classes constitute an investment in the same portfolio of securities; therefore, their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund‘s target index and a comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund’s Admiral Shares have not been in operation long enough to report a full calendar-year returns. The information presented in the bar chart and table reflects the performance of the Fund’s Institutional Shares, which are offered through a separate prospectus. Performance of the Fund’s Admiral Shares would be substantially similar to that of the Institutional Shares because both share classes constitute an investment in the same portfolio of securities; therefore, their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund‘s target index and a comparative index, which have investment characteristics similar to those of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s Admiral Shares have not been in operation long enough to report a full calendar-year returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard FTSE Social Index Fund Institutional Shares1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Retail | Vanguard FTSE Social Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	rr_MaximumAccountFee	$ 20
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	$ 179
2010	rr_AnnualReturn2010	14.58%
2011	rr_AnnualReturn2011	(0.52%)
2012	rr_AnnualReturn2012	17.84%
2013	rr_AnnualReturn2013	37.09%
2014	rr_AnnualReturn2014	15.85%
2015	rr_AnnualReturn2015	1.27%
2016	rr_AnnualReturn2016	10.34%
2017	rr_AnnualReturn2017	24.19%
2018	rr_AnnualReturn2018	(3.38%)
2019	rr_AnnualReturn2019	33.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.16%)
1 Year	rr_AverageAnnualReturnYear01	33.96%
5 Years	rr_AverageAnnualReturnYear05	12.42%
10 Years	rr_AverageAnnualReturnYear10	14.38%
Retail | Vanguard FTSE Social Index Fund | Return After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	11.97%
10 Years	rr_AverageAnnualReturnYear10	14.00%
Retail | Vanguard FTSE Social Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	12.06%
Retail | Vanguard FTSE Social Index Fund | FTSE4Good US Select Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.08%
5 Years	rr_AverageAnnualReturnYear05	12.53%
10 Years	rr_AverageAnnualReturnYear10	14.50%
Retail | Vanguard FTSE Social Index Fund | Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.90%
5 Years	rr_AverageAnnualReturnYear05	11.18%
10 Years	rr_AverageAnnualReturnYear10	13.43%